Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable

4.	NOTE PAYABLE

On March 21, 2015, the Company entered into an agreement with DelMorgan Group LLC (“DelMorgan”), pursuant to which DelMorgan agreed to act as the Company’s exclusive financial advisor. In connection with the agreement, the Company paid DelMorgan $125,000, which was advanced by a third-party lender in exchange for an unsecured note payable issued by the Company bearing interest at the rate of 12% per annum payable monthly beginning on April 20, 2015.

Effective March 20, 2017, for no additional consideration the Company entered into an extension agreement with the third-party lender to extend the maturity date of the Note to March 21, 2018. All other terms of the Note remain unchanged. As of December 31, 2017, the balance due under the note was $125,000.

On January 29, 2018, the Company settled the debt of $125,000 in exchange for 1,250,000 shares of its Common Stock. There was no gain or loss recognized as the fair value of the common shares issued approximates the note payable settled.

4.	NOTES PAYABLE

The Company had the following outstanding notes payable as of December 31, 2017 and 2016:

Note	Note Date	Maturity Date	Interest Rate	Original Borrowing	Balance at December 31, 2017	Balance at December 31, 2016

Note payable (a)	March 21, 2015	March 20, 2018	12%	$125,000	$125,000	$125,000
Note payable (b)	December 15, 2016	June 15, 2017	5%	$101,300	-	101,300
Total notes payable					125,000	226,300
Debt discount					-	(48,942)

Total notes payable, net					$125,000	$177,358

(a)	On March 21, 2015, the Company issued a note payable to a third-party lender for the benefit of DelMorgan Group LLC (“DelMorgan”), financial consultant. The note is unsecured, bears interest rate of 12% per annum payable monthly beginning on April 20, 2015 and matured in March 2017. As of December 31, 2016, outstanding balance of the note amounted to $125,000.

On March 20, 2017, the Company entered into an extension agreement with the third-party lender to extend the maturity date of the Note to March 20, 2018. All other terms of the Note remained unchanged and there was no additional compensation or incentive given. As of December 31, 2017, outstanding balance of the note amounted to $125,000. In January 2018, the note was satisfied through the issuance of 1,250,000 shares of common stock.

(b)	On December 15, 2016, the Company issued a note payable to a third-party creditor amounting to $101,300 in exchange for cash of $80,000, original issue discount of $8,800 and guaranteed interest of $12,500. The note was unsecured, bore an effective interest rate of 5% per annum and matured in May 2017. In addition, the Company also granted a three-year warrant to acquire 176,000 shares of the Company’s common stock with an exercise price of $0.25 per share, and 240,000 shares of the Company’s common stock. As a result, the Company recorded a debt discount totaling $53,659 to account for the origin original issue discount of $8,800, guaranteed interest of $12,500, the relative fair value of the warrants of $10,759 and fair value of the common shares of $21,600. The debt discount was amortized over the term of the note. As of December 31, 2016, outstanding balance of the note amounted to $101,300 and unamortized debt discount of $48,942.

During the year ended December 31, 2017, the Company settled the debt in exchange for 1,026,195 shares of its Common Stock (the “Shares”) with a fair value of $181,845. As a result of the note settlement, the Company recorded a loss on debt extinguishment of $80,544 to account the difference between the face value of the note payable settled and the fair value of the common shares issued. In addition, the Company recorded interest expense of $48,942 to amortize the remaining note discount.